MERRILL LYNCH
TECHNOLOGY
FUND, INC.


[GRAPHIC OMITTED]


STRATEGIC
         Performance


Quarterly Report
December 31, 1997

                       MERRILL LYNCH TECHNOLOGY FUND, INC.

Worldwide          Ten Largest Holdings                            Percent of
Investments        Represented in the Portfolio                    Net Assets
As of 12/31/97
                   Creative Technology Ltd. ........................  29.1%
                   National Semiconductor Corporation ..............   9.1
                   Applied Materials, Inc. .........................   5.7
                   Teradyne, Inc. ..................................   4.6
                   Integrated Device Technology, Inc. ..............   4.6
                   Texas Instruments, Inc. .........................   4.5
                   KLA-Tencor Corporation ..........................   4.5
                   Novellus Systems, Inc. ..........................   4.3
                   Compaq Computer Corporation .....................   4.1
                   Linear Technology Corporation ...................   3.9

                   Industries                                      Percent of
                   Represented in the Portfolio                    Net Assets

                   Microcomputer Peripherals .......................  31.9%
                   Semiconductor Capital Equipment .................  23.1
                   Semiconductors--Analog ..........................  14.9
                   Semiconductors--Memory ..........................  11.1
                   Semiconductors--Logic ...........................   4.6
                   Computers .......................................   4.1
                   Application Specific Integrated Circuits ........   3.9
                   Semiconductors--Microprocessors .................   3.9
                   Internet Software ...............................   1.9

Officers and       Arthur Zeikel, President and Director
Directors          Donald Cecil, Director
                   Edward H. Meyer, Director
                   Charles C. Reilly, Director
                   Richard R. West, Director
                   Edward D. Zinbarg, Director
                   Terry K. Glenn, Executive Vice President
                   Norman R. Harvey, Senior Vice President
                   James K. Renck, Senior Vice President and
                     Portfolio Manager
                   Donald C. Burke, Vice President
                   Gerald M. Richard, Treasurer
                   Philip M. Mandel, Secretary

                   Custodian

                   The Chase Manhattan Bank
                   Global Securities Services
                   4 Chase MetroTech Center, 18th Floor
                   Brooklyn, NY 11245

                   Transfer Agent

                   Merrill Lynch Financial Data Services, Inc.
                   4800 Deer Lake Drive East
                   Jacksonville, FL 32246-6484
                   (800) 637-3863

                          Merrill Lynch Technology Fund, Inc., December 31, 1997


DEAR SHAREHOLDER

Many technology stocks declined 35%-70% during the December quarter. In most cases, the declines were worse than those experienced during the stock market crash of 1987 and the third quarter of 1990 (when Iraq invaded Kuwait). Merrill Lynch Technology Fund, Inc. also suffered a substantial decline. For the three months ended December 31, 1997, the Fund's total returns for Class A, Class B, Class C and Class D Shares were -33.50%, -33.51%, -33.69% and -33.51%, respectively. As a consequence, for the 12 months ended December 31, 1997 the Fund's Class A, Class B, Class C and Class D Shares had total returns of -3.58%, -4.43%, -4.70% and -3.87%, respectively.

Two factors contributed to these declines. First, and most important, the Fund ended the June quarter with a cash position of 42% of net assets. However, in July and August we reinvested the cash. Second, we concentrated the additional investments in semiconductor and semiconductor capital equipment stocks. This action resulted in a 25% gain for the Fund in the September quarter. Unfortunately, the Fund declined sharply in October. Furthermore, semiconductor and semiconductor capital equipment stocks were among the hardest hit because a very large percentage of the industry's revenue comes from Asia. In addition, the stocks were up the most among all technology stocks for the year, so they were ripe for profit-taking.

In our September report to shareholders, we expressed our belief that most of the bad news had been discounted by mid-November. We were wrong. The Fund declined sharply again during the first two weeks of December. By mid-December a consensus had formed among brokerage firms' analysts that the outlook for technology companies was unattractive. Despite the negative environment, technology stocks started to recover. We believe the bad news was discounted, in most cases.

Since December 31, 1997, the Fund has rallied more than 25% from its low in December. We believe the worst is behind us, and as of this writing the Fund is fully invested.

In Conclusion

We thank you for your continued investment in Merrill Lynch Technology Fund, Inc., and we look forward to reporting to you again in our upcoming annual report to shareholders.

Sincerely,



/s/ Arthur Zeikel


Arthur Zeikel
President



/s/ James K. Renck


James K. Renck
Senior Vice President and
Portfolio Manager


February 17, 1998


PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual
Total Return

                                         % Return Without     % Return With
    Class A Shares*                        Sales Charge       Sales Charge**
    ========================================================================
    Year Ended 12/31/97                      - 3.58%             - 8.65%
    ------------------------------------------------------------------------
    Five Years Ended 12/31/97                +10.55              + 9.36
    ------------------------------------------------------------------------
    Inception (4/27/92) through 12/31/97     +15.46              +14.37
    ------------------------------------------------------------------------
   *Maximum sales charge is 5.25%.
  **Assuming maximum sales charge.

                                             % Return          % Return
    Class B Shares*                        Without CDSC       With CDSC**
    ========================================================================
    Year Ended 12/31/97                      - 4.43%             - 7.26%
    ------------------------------------------------------------------------
    Five Years Ended 12/31/97                + 9.41               + 9.41
    ------------------------------------------------------------------------
    Inception (4/27/92) through 12/31/97     +14.30               +14.30
    ------------------------------------------------------------------------
   *Maximum contingent deferred sales charge is 4% and is reduced to 0%
    after 4 years.
 **Assuming payment of applicable contingent deferred sales charge.

    ========================================================================
                                             % Return          % Return
    Class C Shares*                        Without CDSC       With CDSC**
    ========================================================================
    Year Ended 12/31/97                      - 4.70%             - 5.40%
    ------------------------------------------------------------------------
    Inception (10/21/94) through 12/31/97    - 0.47              - 0.47
    ------------------------------------------------------------------------
   *Maximum contingent deferred sales charge is 1% and is reduced to 0%
    after 1 year.
  **Assuming payment of applicable contingent deferred sales charge.

    ========================================================================
                                         % Return Without     % Return With
    Class D Shares*                        Sales Charge       Sales Charge**
    ========================================================================
    Year Ended 12/31/97                      - 3.87%             - 8.91%
    ------------------------------------------------------------------------
    Inception (10/21/94) through 12/31/97    + 0.34              - 1.34
    ------------------------------------------------------------------------
   *Maximum sales charge is 5.25%.
  **Assuming maximum sales charge.


                                     2 & 3

                          Merrill Lynch Technology Fund, Inc., December 31, 1997

PERFORMANCE DATA (concluded)

Performance
Summary--
Class A Shares

                          Net Asset Value         Capital Gains
   Period Covered      Beginning      Ending        Distributed       Dividends Paid*      % Change**
   ==================================================================================================
   4/27/92--12/31/92     $3.83         $4.90             --                $0.337           +37.05%
   --------------------------------------------------------------------------------------------------
   1993                   4.90          4.50           $0.002               1.411           +22.44
   --------------------------------------------------------------------------------------------------
   1994                   4.50          5.24             --                 0.442           +26.63
   --------------------------------------------------------------------------------------------------
   1995                   5.24          5.20             --                 0.320           + 5.86
   --------------------------------------------------------------------------------------------------
   1996                   5.20          4.98           0.197                0.246           + 4.34
   --------------------------------------------------------------------------------------------------
   1997                   4.98          3.89             --                 1.216           - 3.58
   --------------------------------------------------------------------------------------------------
                                                Total $0.199         Total $3.972
   ==================================================================================================
                                                   Cumulative total return as of 12/31/97: +126.30%**
   ==================================================================================================

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charge; results would be lower if sales charge was included.

Performance
Summary--
Class B Shares

                          Net Asset Value         Capital Gains
   Period Covered      Beginning      Ending        Distributed       Dividends Paid*      % Change**
   ==================================================================================================
   4/27/92--12/31/92     $3.83         $4.87             --                $0.337           +36.29%
   --------------------------------------------------------------------------------------------------
   1993                   4.87          4.43          $0.002                1.374           +20.89
   --------------------------------------------------------------------------------------------------
   1994                   4.43          5.14             --                 0.405           +25.50
   --------------------------------------------------------------------------------------------------
   1995                   5.14          5.04             --                 0.320           + 4.81
   --------------------------------------------------------------------------------------------------
   1996                   5.04          4.82           0.197                0.181           + 3.17
   --------------------------------------------------------------------------------------------------
   1997                   4.82          3.71             --                 1.201           - 4.43
   --------------------------------------------------------------------------------------------------
                                                Total $0.199         Total $3.818
   ==================================================================================================
                                                   Cumulative total return as of 12/31/97: +113.68%**
   ==================================================================================================

  *Figures may include short-term capital gains distributions.
 **Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class C Shares

                          Net Asset Value         Capital Gains
   Period Covered      Beginning      Ending        Distributed       Dividends Paid*      % Change**
   ==================================================================================================
   10/21/94--12/31/94    $5.75         $5.12            --                 $0.364           - 4.39%
   --------------------------------------------------------------------------------------------------
   1995                   5.12          5.02            --                  0.320           + 4.83
   --------------------------------------------------------------------------------------------------
   1996                   5.02          4.80          $0.197                0.177           + 3.12
   --------------------------------------------------------------------------------------------------
   1997                   4.80          3.68            --                  1.201           - 4.70
   --------------------------------------------------------------------------------------------------
                                                Total $0.197         Total $2.062
   ==================================================================================================
                                                    Cumulative total return as of 12/31/97: - 1.50%**
   ==================================================================================================

  *Figures may include short-term capital gains distributions.
 **Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class D Shares

                          Net Asset Value         Capital Gains
   Period Covered      Beginning      Ending        Distributed       Dividends Paid*      % Change**
   ==================================================================================================
   10/21/94--12/31/94    $5.88         $5.24            --                 $0.370           - 4.37%
   --------------------------------------------------------------------------------------------------
   1995                   5.24          5.19            --                  0.320           + 5.67
   --------------------------------------------------------------------------------------------------
   1996                   5.19          4.97          $0.197                0.231           + 4.06
   --------------------------------------------------------------------------------------------------
   1997                   4.97          3.87            --                  1.213           - 3.87
   --------------------------------------------------------------------------------------------------
                                                Total $0.197         Total $2.134
   ==================================================================================================
                                                    Cumulative total return as of 12/31/97: + 1.09%**
   ==================================================================================================

  *Figures may include short-term capital gains distributions.
 **Figures do not include sales charge; results would be lower if sales charge was included.

Recent
Performance
Results*

                                                                              12 Month       3 Month
                                    12/31/97     9/30/97      12/31/96        % Change       % Change
    =================================================================================================
    Class A Shares                    $3.89       $5.85         $4.98         - 21.89%       - 33.50%
    -------------------------------------------------------------------------------------------------
    Class B Shares                     3.71        5.58          4.82         - 23.03        - 33.51
    -------------------------------------------------------------------------------------------------
    Class C Shares                     3.68        5.55          4.80         - 23.33        - 33.69
    -------------------------------------------------------------------------------------------------
    Class D Shares                     3.87        5.82          4.97         - 22.13        - 33.51
    -------------------------------------------------------------------------------------------------
    Class A Shares--Total Return                                              -  3.58(1)     - 33.50
    -------------------------------------------------------------------------------------------------
    Class B Shares--Total Return                                              -  4.43(2)     - 33.51
    -------------------------------------------------------------------------------------------------
    Class C Shares--Total Return                                              -  4.70(2)     - 33.69
    -------------------------------------------------------------------------------------------------
    Class D Shares--Total Return                                              -  3.87(3)     - 33.51
    =================================================================================================

   *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $1.216 per share ordinary income dividends.
(2) Percent change includes reinvestment of $1.201 per share ordinary income dividends.
(3) Percent change includes reinvestment of $1.213 per share ordinary income dividends.


                                     4 & 5

                          Merrill Lynch Technology Fund, Inc., December 31, 1997

SCHEDULE OF INVESTMENTS

                                        Shares                                                                            Percent of
COUNTRY         Industries               Held                   Stocks                        Cost            Value       Net Assets
====================================================================================================================================
Netherlands     Semiconductor            102,000   ASM Lithography Holding N.V. (ADR)*    $  8,539,000     $ 6,885,000       1.2%
                Capital Equipment
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in the Netherlands      8,539,000       6,885,000       1.2

==================================================================================================================================
United States   Application Specific   1,315,000   C-Cube Microsystems, Inc.                42,748,640      21,368,750       3.9
                Integrated Circuits
                --------------------------------------------------------------------------------------------------------------------
                Computers                400,000   Compaq Computer Corporation              24,959,440      22,575,000       4.1
                --------------------------------------------------------------------------------------------------------------------
                Internet Software        278,000   Cybercash, Inc.                          13,422,626       3,475,000       0.6
                                         300,000   E* TRADE Group, Inc.                      8,250,000       6,900,000       1.3
                                                                                          ------------     -----------      ----
                                                                                            21,672,626      10,375,000       1.9
                --------------------------------------------------------------------------------------------------------------------
                Microcomputer          7,244,350   Creative Technology Ltd.                 99,780,078     158,470,156      29.1
                Peripherals              755,000   Quantum Corporation                      28,771,560      15,147,188       2.8
                                                                                          ------------     -----------      ----
                                                                                           128,551,638     173,617,344      31.9
                --------------------------------------------------------------------------------------------------------------------
                Semiconductor            150,000   Ade Corporation                           4,633,000       2,606,250       0.5
                Capital                1,040,000   Applied Materials, Inc.                  41,857,915      31,265,000       5.7
                Equipment                632,000   KLA-Tencor Corporation                   36,013,820      24,371,500       4.5
                                         681,600   Kulicke and Soffa Industries, Inc.       27,587,086      12,694,800       2.3
                                         722,500   Novellus Systems, Inc.                   37,184,902      23,345,781       4.3
                                         786,300   Teradyne, Inc.                           35,524,783      25,161,600       4.6
                                                                                          ------------     -----------      ----
                                                                                           182,801,506     119,444,931      21.9
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors--         372,100   Linear Technology Corporation            21,940,790      21,395,750       3.9
                Analog                   300,000   Maxim Integrated Products, Inc.           9,623,125      10,350,000       1.9
                                       1,915,800   National Semiconductor Corporation       67,165,974      49,691,063       9.1
                                                                                          ------------     -----------      ----
                                                                                            98,729,889      81,436,813      14.9
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors--       2,678,500   Integrated Device Technology, Inc.       31,115,506      25,110,937       4.6
                Logic
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors--       2,361,900   Cypress Semiconductor Corporation        33,416,613      20,076,150       3.7
                Memory                   610,000   Micron Technology, Inc.                  15,905,883      15,860,000       2.9
                                         550,000   Texas Instruments, Inc.                  25,738,680      24,750,000       4.5
                                                                                          ------------     -----------      ----
                                                                                            75,061,176      60,686,150      11.1
                --------------------------------------------------------------------------------------------------------------------
                Semiconductors--         300,000   Intel Corporation                        23,858,750      21,056,250       3.9
                Microprocessors
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in the United States  629,499,171     535,671,175      98.2
====================================================================================================================================
SHORT-TERM                                Face
SECURITIES                               Amount                 Issue
====================================================================================================================================
                Commercial Paper**     $ 130,000   General Motors Acceptance Corp.,
                                                   6.75% due 1/02/1998                         129,976         129,976       0.0
                --------------------------------------------------------------------------------------------------------------------
                US Government          1,940,000   Federal Home Loan Banks, 5.57% due
                Agency Obligations**               1/05/1998                                 1,938,799       1,938,799       0.4
                --------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Short-Term
                                                   Securities                                2,068,775       2,068,775       0.4
====================================================================================================================================
                Total Investments                                                         $640,106,946     544,624,950      99.8
                                                                                          ============
                Other Assets Less Liabilities                                                                  818,744       0.2
                                                                                                          ------------     -----
                Net Assets                                                                                $545,443,694     100.0%
                                                                                                          ============     =====
====================================================================================================================================
                Net Asset Value:  Class A--Based on net assets of $202,055,088 and 51,893,302
                                  shares outstanding                                                      $      3.89
                                                                                                          ===========
                                  Class B--Based on net assets of $293,393,366 and 79,099,581
                                  shares outstanding                                                      $      3.71
                                                                                                          ===========
                                  Class C--Based on net assets of $15,695,993 and 4,260,613
                                  shares outstanding                                                      $      3.68
                                                                                                          ===========
                                  Class D--Based on net assets of $34,299,247 and 8,851,681
                                  shares outstanding                                                      $      3.87
                                                                                                          ===========
====================================================================================================================================

              * American Depositary Receipts (ADR).
             ** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.

 PORTFOLIO CHANGES

 For the Quarter Ended December 31, 1997
 ===============================================================================
 Additions

 ASM Lithography Holding N.V. (ADR)
 Ade Corporation
 Compaq Computer Corporation

 Intel Corporation
 Micron Technology, Inc.
 Novellus Systems, Inc.

*ONSALE, Inc.
 Quantum Corporation

 ===============================================================================
 Deletions

 3Com Corporation
 Acclaim Entertainment, Inc.
 Advanced Fibre Communications

 Bay Networks, Inc.
 Globalstar Telecommunications Ltd.
 J.D. Edwards & Company

*ONSALE, Inc.
 Tellabs, Inc.
 ===============================================================================
*Added and deleted in the same quarter.


                                     6 & 7

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Technology Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #16091--12/97


[Recycle LOGO] Printed on post-consumer recycled paper